INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecognized tax benefits
Unrecognized tax benefits related to deferred tax assets and federal tax benefit of state income tax items	$ 16,700
Unrecognized tax benefits that would impact the annual effective tax rate if recognized	6,000	$ 10,185	$ 9,999
Accrued interest and penalties	400	3,900
Undistributed earnings of foreign subsidiaries permanently reinvested outside the United States	85,900
Deferred tax assets and related valuation allowance which have been removed	3,000	$ 35,600
United States [Member] | Domestic Tax Authority [Member]
Unrecognized tax benefits
Net operating loss carryforwards	488,100
United States [Member] | State and Local Jurisdiction [Member]
Unrecognized tax benefits
Net operating loss carryforwards	221,400
United States [Member] | United States [Member]
Unrecognized tax benefits
Valuation allowance against the related deferred tax assets	182,100
CHINA [Member] | Foreign [Member]
Unrecognized tax benefits
Net operating loss carryforwards	68,700
Valuation allowance against the related deferred tax assets	10,300
Other than US and China [Member] | Foreign [Member]
Unrecognized tax benefits
Net operating loss carryforwards	141,400
Valuation allowance against the related deferred tax assets	$ 22,200